Basis of preparation	6 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation

2         Basis of preparation

The interim consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Accounting Standard 34 “Interim Financial Reporting”. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2021, as filed with the Securities and Exchange Commission on 20 September 2021, contained within the Company’s Annual Report on Form 20-F, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The report of the auditors on those financial statements was unqualified and did not contain an emphasis of matter paragraph. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

COVID-19 pandemic and going concern

Due to remaining summer restrictions on overseas travel, we did not undertake a first team promotional overseas tour at the start of fiscal 2022, and instead we played four domestic games, two of which were held at Old Trafford.

Whilst the nature of the ongoing pandemic may result in UK government restrictions being re-imposed in the future, the majority of such restrictions were lifted ahead of the start of the 2021/22 season, with Old Trafford stadium welcoming back fans at full capacity. We continue to play matches at Old Trafford stadium in front of a full capacity crowd.

Despite the ongoing uncertainty, the Group remains well placed with a strong balance sheet, including cash resources as at 31 December 2021 of £87.4 million. All funds are held as cash and cash equivalents and therefore available on demand. As at 31 December 2021, the Group also has access to undrawn revolving facilities of £100 million.

The Group’s debt facilities include the $425 million senior secured notes and the $225 million secured term loan facility, the majority of which attract fixed interest rates. As at 31 December 2021 the Group also has £100 million outstanding loans under our revolving facilities. The Group’s revolving facilities, secured notes and term loan mature in 2025, 2027 and 2029 respectively. As of 31 December 2021, the Company was in compliance with all debt covenants.

As a result of a detailed assessment, including prudent assumptions around the men’s first team’s performance, and with reference to the Group’s balance sheet, existing committed facilities, but also acknowledging the inherent uncertainty of the current economic outlook, Management has concluded that the Group is able to meet its obligations when they fall due for a period of at least 12 months after the date of this report. For this reason, the Group continue to adopt the going concern basis for preparing the unaudited interim consolidated financial statements.